Property, Plant, and Equipment - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property Plant And Equipment Useful Life And Values [Abstract]
Depreciation expense	$ 79.0	$ 71.8	$ 65.4
Interest related to borrowings	$ 0.8	$ 0.5